Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 794,841	$ 868,263	$ 1,919,349
Commodity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	732,259	802,399	1,873,011
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	464,600	557,167	1,544,658
NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150,513	141,321	188,733
Natural gas and oil properties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	117,146	103,911	139,620
Midstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,535	30,565	32,798
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,047	35,299	13,540
Third Party Plugging Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,305	28,360	9,246
Other Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,742	$ 6,939	$ 4,294